Other non-current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Financial Liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2024	2023
Put options related to acquisitions		1,830	3,596
Liabilities related to share-based payment transactions	25	188	2,373
Lease liabilities non-current	13	14,774	10,243
Other non-current liabilities	17	2,512	2,599
Total		19,304	18,811

Disclosure of Reconciliation of Put Options Liabilities

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2024	2023
Opening balance as of April 1		4,390	15,419
Changes in fair value recognized in income statement		1,210	(10,472)
Exercise of options	31	(2,422)	—
Exchange differences		131	(557)
Closing balance as of March 31		3,309	4,390
Non-current portion		1,830	3,596
Current portion	31	1,479	794